Statutory Reserves and Restricted Net Assets (Tables)	12 Months Ended
Dec. 31, 2024
Statutory Reserves and Restricted Net Assets
Summary of balance sheet

	As of December 31,
	2023	2024
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	21,393	96
Amounts due from subsidiaries	287,668	272,159
Prepayments and other current assets	785	549
Total current assets	309,846	272,804
Non-current assets:
Investment in subsidiaries and VIE	669,084	740,268
Total non-current assets	669,084	740,268
Total assets	978,930	1,013,072
LIABILITIES AND SHAREHOLDERS’ EQUITY
Liabilities
Accruals and other current liabilities	4,474	4,857
Other non-current liabilities	3,891	767
Total liabilities	8,365	5,624
Shareholders’ equity:
Ordinary shares (US$0.00005 par value; nil shares authorized, issued and outstanding as of December 31, 2023 and 2024, respectively)	—	—
Class A ordinary shares (US$0.00005 par value; 800,000,000 and 800,000,000 shares authorized as of December 31, 2023 and 2024, respectively; 504,387,299 and 504,387,299 shares issued as of December 31, 2023 and 2024, respectively; 487,591,968 and 495,601,588 shares outstanding as of December 31, 2023 and 2024, respectively)	25	25
Class B ordinary shares (US$0.00005 par value; 200,000,000 and 200,000,000 shares authorized as of December 31, 2023 and 2024, respectively; 70,205,300 and 70,205,300 shares issued and outstanding as of December 31, 2023 and 2024, respectively)	4	4
Treasury stock (US$0.00005 par value; 16,795,331 and 8,785,711 shares as of December 31, 2023 and 2024, respectively)	(53,630)	(15,726)
Additional paid-in capital	1,616,105	1,612,712
Accumulated other comprehensive loss	(17,091)	(19,716)
Accumulated deficit	(574,848)	(569,851)
Total shareholders’ equity	970,565	1,007,448
Total liabilities and shareholders’ equity	978,930	1,013,072

Summary of statement of comprehensive loss

	Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Operation expense
General and administrative expenses	(3,013)	(4,212)	(5,671)
Share of (loss)/gain of subsidiaries and the VIE	(146,417)	(59,372)	6,314
Total operating expenses	(149,430)	(63,584)	643
Other non-operating income, net	2,904	3,113	4,180
Financial income, net	197	238	296
Foreign exchange gain/(loss)	154	(82)	(122)
(Loss)/profit before income tax expense	(146,175)	(60,315)	4,997
Net (loss)/profit	(146,175)	(60,315)	4,997

Net (loss)/profit attributable to ordinary shareholders	(146,175)	(60,315)	4,997

Net (loss)/profit	(146,175)	(60,315)	4,997
Other comprehensive (loss)/income
Foreign currency translation	(14,942)	(2,722)	(2,574)
Transfer out of fair value changes of long-term investments	—	15,537	(65)
Changes in fair value of long-term investments	(9,493)	(7,791)	14
Total comprehensive (loss)/income	(170,610)	(55,291)	2,372

Summary of statement of cash flows

	Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Net cash used in operating activities	(1,408)	(3,478)	(3,606)
Advance to, and investment in subsidiaries	—	(7,940)	—
Proceeds from subsidiaries	28,842	30,349	15,509
Net cash generated from investing activities	28,842	22,409	15,509
Payment for repurchase of ordinary shares	(48,678)	(3,339)	(70)
Proceeds from issuance of Class A ordinary shares upon the Dual Primary Listing, net of cost of issuance	9,057	—	—
Payments of dividend	—	—	(33,022)
Proceeds from exercise of share options	1,039	1,187	168
Payments of deferred offering costs	—	(71)	(276)
Net cash used in financing activities	(38,582)	(2,223)	(33,200)
Effect of exchange rate changes on cash and cash equivalents, restricted cash	—	—	—
Net (decrease)/ increase in cash and cash equivalents	(11,148)	16,708	(21,297)
Cash and cash equivalents at the beginning of the year	15,833	4,685	21,393
Cash and cash equivalents at the end of the year	4,685	21,393	96